Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Unrecognized deferred tax asset resulting from loss carryforward	$ 25	$ 41	$ 1,527
Deferred tax asset	$ 0